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February 28, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INSTITUTIONAL INDEX FUND (THE TRUST)
     FILE NO.  33-34494
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Commissioners:

Enclosed is the 39th Post-Effective Amendment of the Registration Statement on Form N-1A for the Vanguard Institutional Index Fund (the "Trust"). The purpose of this Amendment is to: (1) comply with new Form N-1A requirements concerning policies related to market timing, fair value pricing, and disclosure of portfolio holdings; (2) comply with new Form N-1A requirements concerning disclosure regarding portfolio managers; and (3)include a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on April 29, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include:
(1) text addressing any SEC staff comments; (2) updates to all versions of the Trust's prospectus (this filing includes the prospectus for Institutional Shares and Institutional Plus Shares, and Institutional Total Bond Market Index Fund Institutional Shares); and (3) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485(a) filing on April 29, 2005.

Please contact me at (610) 669-5284 with any questions or comments that you have concerning the enclosed Amendments.




Sincerely,

Lisa L. Matson
Associate Counsel